Balance Sheet	Nov. 30, 2021 USD ($)
ASSETS:
Deferred offering costs	$ 105,995
Total Assets	105,995
Current liabilities:
Accounts payable	4,860
Promissory note – related party	105,995
Total current liabilities	110,855
Commitments and Contingencies
Shareholders’ Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	24,712
Subscription receivable	(25,000)
Accumulated deficit	(4,860)
Total shareholders’ deficit	(4,860)
Total Liabilities and Shareholders’ Deficit	105,995
Common Class A [Member]
Shareholders’ Deficit:
Ordinary shares, value
Common Class B [Member]
Shareholders’ Deficit:
Ordinary shares, value	$ 288	[1]

[1]	Includes an aggregate of 375,000 Class B ordinary shares subject to forfeiture to the extent that the underwriters’ over-allotment is not exercised in full or in part.